UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   November 14, 2007
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total:	$319,242 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                              FORM 13F INFORMATION TABLE*

COLUMN 1	   COLUMN 2   COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8

NAME OF ISSUER	   TITLE      CUSIP	  VALUE       SHRS OR	SH/PRN/	 INVESTMENT  OTHER              VOTING   AUTHORITY
                   OF CLASS	          (x$1000)    PRN AMT	PUT/CALL DISCRETION  MANAGERS 	SOLE 	SHARED	 NONE

CORTEZ
COMMUNITY BANK	   COMMON     220564108	 735 	      60,000 	SH	 SOLE	     NONE		60,000
ABINGTON BANCORP
INC PENN	   COMMON     00350L109	 5,721 	      586,726 	SH	 SOLE	     NONE		433,941  152,785
ALLIANCE BANK &
TRUST COMPANY	   COMMON     018917104	 769 	      73,200 	SH	 SOLE	     NONE		73,200
ASSURANT INC	   COMMON     04621X108	 23,012       430,135 	SH	 SOLE	     NONE		318,491  111,644
ATLANTIC BANCGROUP
INC	           COMMON     048221105	 1,988 	      55,234 	SH	 SOLE	     NONE		45,788 	 9,446
BANCORP RHODE
ISLAND INC	   COMMON     059690107	 7,700 	      215,322 	SH	 SOLE	     NONE		160,652  54,670
BANKFINANCIAL
CORPORATION	   COMMON     06643P104	 1,516 	      95,814 	SH	 SOLE	     NONE		71,301 	 24,513
BROOKFIELD HOMES
CORP	           COMMON     112723101	 275 	      14,800 	SH	 SOLE	     NONE		10,820 	 3,980
BANCTRUST FINANCIAL
GROUP INC	   COMMON     05978R107	 157 	      9,815 	SH	 SOLE	     NONE		7,305 	 2,510
CENTRAL FLA ST BK
BELLEVIEW	   COMMON     153479100	 393 	      28,550 	SH	 SOLE	     NONE		28,550
CONSECO INC	   COMMON     208464883	 11,915       744,695 	SH	 SOLE	     NONE		554,309  190,386
COMMUNITY WEST
BANCSHARES	   COMMON     204157101	 1,895 	      177,957 	SH	 SOLE	     NONE		132,883  45,074
ENTERPRISE BANCORP
INC MASS	   COMMON     293668109	 2,711 	      190,887 	SH       SOLE	     NONE		153,667  37,220
EAGLE BANCORP
INC MD	           COMMON     268948106	 116 	      8,776 	SH	 SOLE	     NONE		8,776
EVERGREENBANCORP
INC	           COMMON     300349107	 773 	      51,180 	SH	 SOLE	     NONE		51,180
FIRST CALIFORNIA
FINANCIAL	   COMMON     319395109	 6,431 	      652,257 	SH	 SOLE	     NONE		487,428  164,829
FIRST LONG ISLAND
CORP	           COMMON     320734106	 9,063 	      431,993 	SH	 SOLE	     NONE		321,576  110,417
FOX CHASE
BANCORP INC	   COMMON     35137P106	 7,062 	      533,358 	SH	 SOLE	     NONE		396,946  136,412
MARKET VECTORS
ETF TRUST	   COMMON     57060U100	 4,852 	      107,000 	SH	 SOLE	     NONE		79,650 	 27,350
STREETTRACKS GOLD
TRUST	           COMMON     863307104	 10,071       137,000 	SH	 SOLE	     NONE		101,960  35,040
HARTFORD FINANCIAL
SERVICES	   COMMON     416515104	 19,765       213,565 	SH	 SOLE	     NONE		158,024  55,541
JACKSONVILLE
BANCORP INC FLA	   COMMON     469249106	 856 	      30,879 	SH	 SOLE	     NONE		30,879
K-FED BANCORP	   COMMON     48246S101	 11,382       864,200 	SH	 SOLE	     NONE		644,316  219,884
LINCOLN NATIONAL
CORP-IND	   COMMON     534187109	 13,123       198,923 	SH	 SOLE	     NONE		148,054  50,869
METLIFE INC	   COMMON     59156R108	 14,355       205,865 	SH	 SOLE	     NONE		151,868  53,997
MARSHALL & ILSLEY
CORP	           COMMON     571834100	 15,527       354,735 	SH	 SOLE	     NONE		265,145  89,590
MERCHANTS & MFR
BANCORPORATION	   COMMON     588327106	 1,837 	      50,332 	SH	 SOLE	     NONE		36,534 	 13,798
NATIONAL ATLANTIC
HOLDINGS	   COMMON     63253Y107	 17,058       1,838,131 SH	 SOLE	     NONE		1,597,143 240,988
NATIONAL CITY
CORP	           COMMON     635405103	 4,576 	      182,400 	SH	 SOLE	     NONE		135,750  46,650
NORTH POINTE
HLDGS CORP	   COMMON     661696104	 6,012 	      553,581 	SH	 SOLE	     NONE		408,235  145,346
NORTHRIM BANCORP
INC	           COMMON     666762109	 9,129 	      365,905 	SH	 SOLE	     NONE		272,594  93,311
INSIGHT
ENTERPRISES INC	   COMMON     45765U103	 21,732       842,008 	SH	 SOLE	     NONE		623,144  218,864
OCEANFIRST
FINANCIAL CORP	   COMMON     675234108	 2,873 	      165,589 	SH	 SOLE	     NONE		123,255  42,334
OCEAN SHORE
HOLDING CO	   COMMON     67501P107	 8,641 	      769,146 	SH	 SOLE	     NONE		572,423  196,723
PEOPLES FINANCIAL
CORP-MISS	   COMMON     71103B102	 5,258 	      262,924 	SH	 SOLE	     NONE		200,457  62,467
EPLUS INC	   COMMON     294268107	 7,371 	      837,586 	SH	 SOLE	     NONE		721,046  116,540
RAYMOND JAMES
FINANCIAL INC	   COMMON     754730109	 10,268       312,574 	SH	 SOLE	     NONE		232,624  79,950
RAINIER PACIFIC
FINANCIAL	   COMMON     75087U101	 211 	      12,613 	SH	 SOLE	     NONE		9,397 	 3,216
SAFETY INSURANCE
GROUP INC	   COMMON     78648T100	 12,410       345,306 	SH	 SOLE	     NONE		252,234  93,072
SERVICE BANCORP
INC	           COMMON     81756X103	 2,590 	      99,029 	SH	 SOLE	     NONE		75,302 	 23,727
SENIOR HSG
PPTYS TR	   COMMON     81721M109	 16,137       731,512 	SH	 SOLE	     NONE		544,494  187,018
STANDARD PACIFIC
CORP NEW	   COMMON     85375C101	 275 	      50,000 	SH	 SOLE	     NONE		37,210 	 12,790
WILSHIRE BANCORP
INC	           COMMON     97186T108	 2,363 	      215,414 	SH	 SOLE	     NONE		160,346  55,068
GREAT WOLF
RESORTS INC	   COMMON     391523107	 18,338       1,483,696 SH	 SOLE	     NONE		1,104,212 379,484

TOTAL			                 319,242


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